DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS - Settlements of Collateralized Indebtedness (Details) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2017	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)
Derivative [Line Items]
Number of shares (in shares) | shares				26,815,368
Collateralized indebtedness settled				$ (774,703)
Derivatives contracts settled				(56,356)
Derivatives contracts settled		$ 0	$ (150,084)	(831,059)	$ (143,102)
Proceeds from new monetization contracts		$ 0	$ 156,136	838,794	$ 179,388
Net cash proceeds				$ 7,735
Comcast
Derivative [Line Items]
Stock spit, conversion ratio	2